Accounts Receivable and Others (Tables)	12 Months Ended
Dec. 31, 2020
Trade And Other Receivables [Abstract]
Summary of Trade and Other Receivables

	December 31,	December 31,
	2020	2019
Trade receivables	$943	$44
Tax credits and government grants receivable	1,808	1,546
Sales taxes receivable	431	863
Restricted cash	178	—
Other receivables	721	1,633
	$4,081	$4,086